Quarterly Holdings Report
for
Fidelity® Multi-Strategy Credit Fund
March 31, 2024
MSC-NPRT3-0524
1.9910151.100
Bank Loan Obligations - 15.5%
	Principal Amount (a)	Value ($)
Building Materials - 0.3%
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8238% 2/25/29 (b)(c)(d)	109,721	108,264
Cable/Satellite TV - 0.2%
CSC Holdings LLC Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8253% 1/18/28 (b)(c)(d)	49,874	47,895
Diversified Financial Services - 0.4%
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5659% 2/3/31 (b)(c)(d)	75,000	75,000
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8273% 12/13/28 (b)(c)(d)	75,000	74,321
TOTAL DIVERSIFIED FINANCIAL SERVICES		149,321
Energy - 0.4%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.2383% 2/7/28 (b)(c)(d)	149,624	148,502
Food/Beverage/Tobacco - 0.2%
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8135% 3/31/28 (b)(c)(d)	79,795	78,888
Gaming - 1.1%
Caesars Entertainment, Inc. Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0405% 2/6/31 (b)(c)(d)	20,000	20,000
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0767% 1/27/29 (b)(c)(d)	103,939	104,135
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5594% 8/1/30 (b)(c)(d)	114,713	115,061
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.5802% 4/4/29 (b)(c)(d)	129,671	129,567
TOTAL GAMING		368,763
Healthcare - 1.2%
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4094% 10/1/27 (b)(c)(d)	79,794	76,163
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 10/23/28 (b)(c)(d)	136,284	136,577
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.071% 11/30/27 (b)(c)(d)	74,807	74,911
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6918% 11/15/28 (b)(c)(d)	128,687	128,934
TOTAL HEALTHCARE		416,585
Hotels - 0.7%
Carnival Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6946% 10/18/28 (b)(c)(d)	29,923	29,930
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4302% 11/30/29 (b)(c)(d)	197,995	198,070
TOTAL HOTELS		228,000
Insurance - 0.0%
Truist Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 3/22/31 (c)(d)(e)	10,000	9,983
Leisure - 0.4%
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4432% 7/21/28 (b)(c)(d)	129,352	129,111
Paper - 0.6%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1052% 4/13/29 (b)(c)(d)	208,676	208,891
Services - 3.1%
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1802% 5/14/28 (b)(c)(d)	199,488	199,163
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8094% 2/10/31 (b)(c)(d)	75,000	75,225
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9302% 12/10/28 (b)(c)(d)	138,582	137,665
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9446% 6/2/28 (b)(c)(d)	119,693	116,757
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 4/29/29 (b)(c)(d)	139,646	126,030
Ion Trading Finance Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1519% 4/1/28 (b)(c)(d)	74,808	74,648
Planet U.S. Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8143% 2/10/31 (b)(c)(d)	75,000	75,225
Sts Operating, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 3/15/31 (c)(d)(e)	75,000	75,141
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 12.2052% 3/23/27 (b)(c)(d)	10,000	10,268
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.0793% 3/3/30 (b)(c)(d)	158,070	158,681
TOTAL SERVICES		1,048,803
Super Retail - 1.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1946% 3/5/28 (b)(c)(d)	208,082	208,053
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1773% 12/18/27 (b)(c)(d)	133,625	133,308
TOTAL SUPER RETAIL		341,361
Technology - 5.6%
Applied Systems, Inc.:
Tranche 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5594% 2/23/32 (b)(c)(d)	5,000	5,169
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8094% 2/24/31 (b)(c)(d)	200,000	201,108
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5802% 2/15/29 (b)(c)(d)	178,866	176,938
Camelot U.S. Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0763% 1/31/31 (b)(c)(d)	75,000	74,944
Cloud Software Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9094% 3/30/29 (b)(c)(d)	59,848	59,532
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4273% 9/12/29 (b)(c)(d)	174,342	174,218
Helios Software Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0747% 7/15/30 (b)(c)(d)	74,813	74,018
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1756% 3/1/29 (b)(c)(d)	99,746	99,428
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1802% 2/1/28 (b)(c)(d)	99,737	99,551
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 6/2/28 (b)(c)(d)	129,668	128,350
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 10/26/30 (b)(c)(d)	50,000	50,236
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6946% 8/31/28 (b)(c)(d)	149,364	149,366
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 4/22/28 (b)(c)(d)	34,733	33,768
Sophia LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9302% 10/29/29 (b)(c)(d)	133,204	133,704
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8143% 2/10/31 (b)(c)(d)	354,013	355,694
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.5751% 2/28/27 (b)(c)(d)	24,819	24,804
Webpros Investments Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 3/19/31 (c)(d)(e)	75,000	75,094
TOTAL TECHNOLOGY		1,915,922
Utilities - 0.3%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0773% 1/20/31 (b)(c)(d)	100,000	99,855
TOTAL BANK LOAN OBLIGATIONS (Cost $5,246,134)		5,300,144

Corporate Bonds - 33.6%
	Principal Amount (a)	Value ($)
Convertible Bonds - 2.2%
Aerospace - 0.2%
Parsons Corp. 2.625% 3/1/29 (f)	22,000	23,815
Rocket Lab U.S.A., Inc. 4.25% 2/1/29 (f)	15,000	15,881
Spirit Aerosystems, Inc. 3.25% 11/1/28 (f)	30,000	41,946
		81,642
Air Transportation - 0.1%
JetBlue Airways Corp. 0.5% 4/1/26	40,000	34,917
Broadcasting - 0.5%
DISH Network Corp.:
0% 12/15/25	59,000	43,070
3.375% 8/15/26	175,000	108,938
		152,008
Energy - 0.5%
NextEra Energy Partners LP 0% 11/15/25 (f)	92,000	81,650
Northern Oil & Gas, Inc. 3.625% 4/15/29	60,000	73,050
Sunnova Energy International, Inc. 2.625% 2/15/28	48,000	19,318
		174,018
Homebuilders/Real Estate - 0.2%
GEO Corrections Holdings, Inc. 6.5% 2/23/26	7,000	12,009
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	30,000	23,775
Redfin Corp. 0.5% 4/1/27	63,000	34,650
		70,434
Leisure - 0.1%
Topgolf Callaway Brands Corp. 2.75% 5/1/26	35,000	40,005
Services - 0.1%
Uber Technologies, Inc. 0.875% 12/1/28 (f)	25,000	30,925
Technology - 0.4%
Five9, Inc. 1% 3/15/29 (f)	34,000	35,190
Global Payments, Inc. 1.5% 3/1/31 (f)	23,000	24,311
MicroStrategy, Inc. 0.75% 12/15/25	12,000	51,420
Progress Software Corp. 3.5% 3/1/30 (f)	10,000	10,125
Wolfspeed, Inc. 1.875% 12/1/29	30,000	16,743
		137,789
Utilities - 0.1%
PG&E Corp. 4.25% 12/1/27 (f)	45,000	45,203
TOTAL CONVERTIBLE BONDS		766,941
Nonconvertible Bonds - 31.4%
Aerospace - 2.5%
ATI, Inc. 5.875% 12/1/27	155,000	152,710
TransDigm, Inc.:
4.625% 1/15/29	210,000	194,881
6.75% 8/15/28 (f)	480,000	486,000
7.125% 12/1/31 (f)	15,000	15,458
		849,049
Air Transportation - 0.2%
American Airlines, Inc. 8.5% 5/15/29 (f)	30,000	31,694
Rand Parent LLC 8.5% 2/15/30 (f)	50,000	49,513
		81,207
Automotive & Auto Parts - 0.9%
LCM Investments Holdings 8.25% 8/1/31 (f)	25,000	26,154
Macquarie AirFinance Holdings:
6.4% 3/26/29 (f)	200,000	203,134
6.5% 3/26/31 (f)	30,000	30,541
8.375% 5/1/28 (f)	25,000	26,499
Wand NewCo 3, Inc. 7.625% 1/30/32 (f)	25,000	25,856
		312,184
Broadcasting - 1.7%
Clear Channel Outdoor Holdings, Inc.:
7.875% 4/1/30 (f)	50,000	49,708
9% 9/15/28 (f)	35,000	36,457
DISH Network Corp. 11.75% 11/15/27 (f)	65,000	66,361
Univision Communications, Inc.:
4.5% 5/1/29 (f)	50,000	44,683
7.375% 6/30/30 (f)	200,000	197,768
Warnermedia Holdings, Inc.:
5.141% 3/15/52	110,000	91,300
5.391% 3/15/62	110,000	91,287
		577,564
Cable/Satellite TV - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.7% 4/1/51	193,000	119,361
CSC Holdings LLC:
5% 11/15/31 (f)	60,000	30,332
6.5% 2/1/29 (f)	50,000	42,366
		192,059
Capital Goods - 0.4%
Chart Industries, Inc. 7.5% 1/1/30 (f)	25,000	25,961
ESAB Corp. 6.25% 4/15/29 (f)(g)	100,000	100,468
		126,429
Chemicals - 1.0%
LSB Industries, Inc. 6.25% 10/15/28 (f)	140,000	134,739
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (f)	30,000	27,946
The Chemours Co. LLC 5.75% 11/15/28 (f)	140,000	129,094
W.R. Grace Holding LLC 5.625% 8/15/29 (f)	75,000	67,117
		358,896
Consumer Products - 0.8%
Gannett Holdings LLC 6% 11/1/26 (f)	90,000	82,305
PetSmart, Inc. / PetSmart Finance Corp. 4.75% 2/15/28 (f)	135,000	126,393
TKC Holdings, Inc. 6.875% 5/15/28 (f)	75,000	71,188
		279,886
Containers - 1.1%
Ball Corp. 6% 6/15/29	185,000	186,794
Graphic Packaging International, Inc. 3.75% 2/1/30 (f)	140,000	124,507
LABL, Inc. 9.5% 11/1/28 (f)	60,000	60,693
		371,994
Diversified Financial Services - 0.7%
Coinbase Global, Inc. 3.375% 10/1/28 (f)	55,000	47,125
GGAM Finance Ltd.:
6.875% 4/15/29 (f)	30,000	30,276
8% 6/15/28 (f)	25,000	26,108
HTA Group Ltd. 7% 12/18/25 (f)	25,000	24,953
OneMain Finance Corp. 4% 9/15/30	85,000	72,747
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (f)	50,000	48,337
		249,546
Energy - 4.7%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (f)	43,000	42,946
CVR Energy, Inc. 8.5% 1/15/29 (f)	20,000	20,251
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.125% 6/1/28 (f)	140,000	136,569
Diamond Foreign Asset Co. / Diamond Finance, LLC 8.5% 10/1/30 (f)	50,000	52,770
Enbridge, Inc. 8.5% 1/15/84 (b)	30,000	32,596
Energy Transfer LP:
6% 2/1/29 (f)	205,000	206,796
8% 5/15/54 (b)	20,000	20,977
Hess Midstream Operations LP 5.125% 6/15/28 (f)	130,000	125,797
Northern Oil & Gas, Inc. 8.75% 6/15/31 (f)	350,000	369,587
Oceaneering International, Inc. 6% 2/1/28	50,000	49,261
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	85,000	83,639
7.875% 9/15/30 (f)	35,000	36,304
Petroleos Mexicanos 6.95% 1/28/60	190,000	125,600
Seadrill Finance Ltd. 8.375% 8/1/30 (f)	50,000	52,459
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (f)	155,000	160,317
Transocean, Inc.:
8% 2/1/27 (f)	20,000	19,851
8.75% 2/15/30 (f)	58,500	60,997
11.5% 1/30/27 (f)	10,000	10,422
		1,607,139
Environmental - 0.1%
Covanta Holding Corp. 4.875% 12/1/29 (f)	51,000	45,709
Food & Drug Retail - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 4.875% 2/15/30 (f)	270,000	256,885
Food/Beverage/Tobacco - 0.6%
KeHE Distributor / Nextwave 9% 2/15/29 (f)	75,000	76,037
Post Holdings, Inc. 5.5% 12/15/29 (f)	135,000	130,457
		206,494
Gaming - 2.3%
Affinity Interactive 6.875% 12/15/27 (f)	140,000	130,814
Boyd Gaming Corp. 4.75% 6/15/31 (f)	185,000	170,005
Caesars Entertainment, Inc. 7% 2/15/30 (f)	60,000	61,589
Churchill Downs, Inc.:
5.5% 4/1/27 (f)	150,000	147,231
6.75% 5/1/31 (f)	60,000	60,335
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (f)	145,000	132,962
Light & Wonder International, Inc. 7.5% 9/1/31 (f)	40,000	41,596
Ontario Gaming Gta LP/Otg Co.-I 8% 8/1/30 (f)	40,000	41,199
		785,731
Healthcare - 1.3%
Community Health Systems, Inc. 5.25% 5/15/30 (f)	165,000	134,543
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (f)	140,000	130,465
Tenet Healthcare Corp. 4.25% 6/1/29	210,000	195,199
		460,207
Homebuilders/Real Estate - 0.9%
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	155,000	129,813
Panther Escrow Issuer LLC 7.125% 6/1/31 (f)(g)	100,000	101,671
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.5% 2/15/28 (f)	65,000	67,387
		298,871
Insurance - 0.6%
HUB International Ltd. 5.625% 12/1/29 (f)	210,000	196,902
Leisure - 0.2%
Carnival Corp. 4% 8/1/28 (f)	65,000	60,547
Metals/Mining - 1.4%
Cleveland-Cliffs, Inc. 4.625% 3/1/29 (f)	140,000	130,509
ERO Copper Corp. 6.5% 2/15/30 (f)	140,000	132,825
First Quantum Minerals Ltd. 8.625% 6/1/31 (f)	75,000	72,750
Mineral Resources Ltd.:
8% 11/1/27 (f)	125,000	127,551
9.25% 10/1/28 (f)	10,000	10,532
		474,167
Paper - 0.4%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4% 9/1/29 (f)	80,000	64,484
Clydesdale Acquisition Holdings, Inc. 8.75% 4/15/30 (f)	70,000	68,778
		133,262
Restaurants - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 3.5% 2/15/29 (f)	105,000	95,891
Dave & Buster's, Inc. 7.625% 11/1/25 (f)	30,000	30,233
		126,124
Services - 1.5%
Artera Services LLC 8.5% 2/15/31 (f)	75,000	76,893
Brand Industrial Services, Inc. 10.375% 8/1/30 (f)	50,000	54,133
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (f)	100,000	94,375
Uber Technologies, Inc.:
4.5% 8/15/29 (f)	70,000	66,417
7.5% 9/15/27 (f)	230,000	235,522
		527,340
Steel - 0.4%
ATI, Inc. 7.25% 8/15/30	35,000	36,177
Carpenter Technology Corp.:
6.375% 7/15/28	55,000	54,907
7.625% 3/15/30	40,000	41,266
		132,350
Super Retail - 0.8%
Bath & Body Works, Inc. 6.875% 11/1/35	215,000	219,850
Wolverine World Wide, Inc. 4% 8/15/29 (f)	60,000	48,156
		268,006
Technology - 3.5%
Ahead DB Holdings LLC 6.625% 5/1/28 (f)	50,000	45,250
Block, Inc. 3.5% 6/1/31	155,000	134,903
Cloud Software Group, Inc. 6.5% 3/31/29 (f)	145,000	137,599
CommScope, Inc. 4.75% 9/1/29 (f)	50,000	36,000
Elastic NV 4.125% 7/15/29 (f)	145,000	130,486
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (f)	145,000	130,775
McAfee Corp. 7.375% 2/15/30 (f)	70,000	64,193
MicroStrategy, Inc. 6.125% 6/15/28 (f)	120,000	115,767
NCR Voyix Corp. 5.125% 4/15/29 (f)	140,000	129,843
Open Text Corp. 6.9% 12/1/27 (f)	60,000	62,039
Seagate HDD Cayman 8.25% 12/15/29 (f)	40,000	42,979
UKG, Inc. 6.875% 2/1/31 (f)	100,000	101,873
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (f)	90,000	82,518
		1,214,225
Telecommunications - 1.1%
Altice France SA:
5.5% 10/15/29 (f)	30,000	20,362
8.125% 2/1/27 (f)	200,000	156,332
Frontier Communications Holdings LLC 8.75% 5/15/30 (f)	65,000	66,509
Level 3 Financing, Inc.:
10.5% 5/15/30 (f)	65,000	66,463
11% 11/15/29 (f)	15,448	16,066
Zayo Group Holdings, Inc. 4% 3/1/27 (f)	50,000	41,157
		366,889
Utilities - 0.5%
Sempra 4.125% 4/1/52 (b)	65,000	59,966
Southern Co. 4% 1/15/51 (b)	65,000	62,489
Vistra Operations Co. LLC 7.75% 10/15/31 (f)	50,000	52,364
		174,819
TOTAL NONCONVERTIBLE BONDS		10,734,481
TOTAL CORPORATE BONDS (Cost $11,159,797)		11,501,422

U.S. Treasury Obligations - 9.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
3.5% 4/30/30	1,500,000	1,441,406
4% 6/30/28	540,000	534,009
4.125% 7/31/28	1,375,000	1,366,406
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,337,709)		3,341,821

Commercial Mortgage Securities - 0.7%
	Principal Amount (a)	Value ($)
BX Trust floater Series 2021-MFM1 Class E, CME Term SOFR 1 Month Index + 2.360% 7.6895% 1/15/34 (b)(c)(f)	76,626	75,668
Hilton U.S.A. Trust Series 2016-HHV Class E, 4.1935% 11/5/38 (b)(f)	100,000	93,317
MHC Commercial Mortgage Trust floater Series 2021-MHC Class F, CME Term SOFR 1 Month Index + 2.710% 8.0404% 4/15/38 (b)(c)(f)	83,888	83,049
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $246,465)		252,034

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
Utilities - 0.1%
NextEra Energy, Inc. 6.296% (Cost $22,769)	650	25,649

Preferred Securities - 7.3%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 4.4%
Bank of America Corp.:
CME Term SOFR 3 Month Index + 3.390% 8.7379% (b)(c)(h)	50,000	50,190
6.25% (b)(h)	175,000	175,199
6.5% (b)(h)	145,000	145,123
Bank of New York Mellon Corp. 4.625% (b)(h)	30,000	28,334
JPMorgan Chase & Co.:
4.6% (b)(h)	110,000	108,143
5% (b)(h)	230,000	229,249
6.125% (b)(h)	320,000	319,043
6.875% (b)(h)	300,000	310,432
PNC Financial Services Group, Inc. CME Term SOFR 3 Month Index + 3.300% 8.6429% (b)(c)(h)	40,000	40,146
Wells Fargo & Co.:
5.9% (b)(h)	40,000	39,831
7.625% (b)(h)	40,000	42,748
TOTAL BANKS & THRIFTS		1,488,438
Diversified Financial Services - 0.6%
Aircastle Ltd. 5.25% (b)(f)(h)	100,000	95,252
Charles Schwab Corp. 5.375% (b)(h)	100,000	99,308
TOTAL DIVERSIFIED FINANCIAL SERVICES		194,560
Energy - 2.0%
BP Capital Markets PLC 6.45% (b)(h)	100,000	103,559
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 9.5966% (b)(c)(h)	220,000	219,064
7.125% (b)(h)	275,000	268,479
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.6786% (b)(c)(h)	100,000	99,368
TOTAL ENERGY		690,470
Utilities - 0.3%
Dominion Energy, Inc. 4.65% (b)(h)	45,000	44,047
Duke Energy Corp. 4.875% (b)(h)	65,000	64,433
TOTAL UTILITIES		108,480
TOTAL PREFERRED SECURITIES (Cost $2,412,140)		2,481,948

Other - 26.5%
	Shares	Value ($)
Business Development Companies - 26.5%
Fidelity Private Credit Fund Class I (i) (Cost $8,892,723)	352,360	9,056,340

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (j) (Cost $1,203,614)	1,203,373	1,203,614

TOTAL INVESTMENT IN SECURITIES - 97.0% (Cost $32,521,351)	33,162,972
NET OTHER ASSETS (LIABILITIES) - 3.0%	1,039,570
NET ASSETS - 100.0%	34,202,542

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	The coupon rate will be determined upon settlement of the loan after period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,235,090 or 27.0% of net assets.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Affiliated Fund
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,665,523	18,357,264	18,819,173	78,499	-	-	1,203,614	0.0%
Total	1,665,523	18,357,264	18,819,173	78,499	-	-	1,203,614

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Class I 5.21%	3,581	-	3,581	-	-	-	-
Fidelity Private Credit Fund Class I	8,778,672	142,730	-	747,909	(28,675)	163,613	9,056,340
	8,782,253	142,730	3,581	747,909	(28,675)	163,613	9,056,340

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Bank Loan Obligations, Corporate Bonds, U.S. Treasury Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Fund is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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